Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Investments [Abstract]
Opening balance	R$ 86	R$ 101,426
Write-off of investment due to spin-off		(115,478)
Future capital contributions	49
Share of profit in a joint venture	1,102	14,671
Effect from currency translation adjustment	19	(533)
Ending balance	R$ 1,256	R$ 86